GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
GOODWILL [Abstract]
Goodwill gross balance at the beginning of the period	$ 105,647		$ 105,647
Accumulated impairment losses balance at the beginning of the period	(41,777)	[1]	(17,846)	[1]
Goodwill balance at the beginning of the period	63,870		87,801
Goodwill gross balance at the end of the period	105,647		105,647
Accumulated impairment losses balance at the end of the period	(41,777)	[1]	(41,777)	[1]
Goodwill balance at the end of the period	63,870		63,870
Impairment loss			$ (23,931)

[1]	During the year ended December 31, 2012, the Company recorded an impairment loss of $ 23,931